Asbestos - Central Estimates, Net of Insurance Recoveries (Detail) - Mar. 31, 2018 $ in Millions, $ in Millions	USD ($)	AUD ($)
Discounted & Inflated [Member]
Asbestos Claims [Line Items]
Central Estimate, net of insurance recoveries	$ 1,423.1	$ 1,852.9
Undiscounted but Inflated [Member]
Asbestos Claims [Line Items]
Central Estimate, net of insurance recoveries	1,828.6	2,380.9
Undiscounted and Uninflated [Member]
Asbestos Claims [Line Items]
Central Estimate, net of insurance recoveries	$ 1,108.2	$ 1,442.9